EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 15, 2011 (Accession No. 0000898432-11-000775), to the Prospectus dated February 28, 2011, for Neuberger Berman Short Duration Bond Fund, a series of Neuberger Berman Income Funds.